Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Schedule of Inventories

Inventories primarily relate to ENTADFI® product and consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Raw materials	$139,208	$—
Work-in-process	194,805	—
Finished goods	30,039	—
Total	$364,052	$—

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Prepaid insurance	$122,004	$148,789
Prepaid regulatory fees	312,551	—
Prepaid research and development	89,195	231,981
Prepaid professional fees	70,708	—
Prepaid other	175,695	88,462
Total	$770,153	$469,232

Schedule of Intangible Assets

Intangible assets, which were recorded during the year ended December 31, 2023 in connection with the ENTADFI and Proteomedix acquisitions (see Note 5), is comprised of customer relationships, product rights for developed technology, and a trade name, and consisted of the following as of December 31, 2023:

	Cost	Impairment	Effect of Currency Translation	Balance
Cost basis:
Trade name	$9,018,000	$—	$294,739	$9,312,739
Product rights for developed technology	28,447,771	(14,610,128)	344,514	14,182,157
Customer relationships	1,891,000	—	61,803	1,952,803
Total	$39,356,771	$(14,610,128)	$701,056	$25,447,699
	Amortization	Balance
Accumulated amortization:
Trade name	$—	$—
Product rights for developed technology	(31,213)	(31,213)
Customer relationships	(5,599)	(5,599)
Total	$(36,812)	$(36,812)
Intangible assets, net		$25,410,887

Schedule of Annual Amortization Expense

Future annual amortization expense related to the Company’s finite lived intangible assets is as follows as of December 31, 2023:

Years ending December 31,
2024	$1,012,870
2025	1,326,837
2026	1,326,837
2027	1,326,837
2028	1,326,837
Thereafter	9,777,930
Total	$16,098,148

Schedule of Goodwill

Goodwill was recorded during the year ended December 31, 2023, in connection with the Proteomedix acquisition (see Note 5), and consisted of the following as of December 31, 2023:

December 31, 2023
Balance as of December 31, 2022	$—
PMX Transaction goodwill	53,914,055
Effect of currency translation	1,762,087
Balance as of December 31, 2023	$55,676,142

Schedule of Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accrued research and development	$616,707	$847,747
Accrued compensation	487,579	1,132,859
Accrued deferred offering costs	125,000	125,000
Accrued professional fees	550,415	—
Accrued implementation fees	93,787	—
Other accrued expenses	265,849	125,922
Accrued franchise taxes	60,530	177,600
Total	$2,199,867	$2,409,128